Matson Money International Equity VI Portfolio
Schedule of Investments
May 31, 2025 (Unaudited)

OPEN-END FUNDS - 99.2%	Shares	Value
DFA International Small Cap Value Portfolio - Class Institutional (a)	226,458	$6,084,938
DFA International Value Portfolio III - Class Institutional (b)	308,414	6,476,684
Emerging Markets Small Cap Portfolio - Class Institutional (a)	42,718	1,053,001
Emerging Markets Value Portfolio - Class Institutional (a)	31,765	1,026,013
iShares Core MSCI EAFE ETF (c)	10,391	857,881
iShares Core MSCI Emerging Markets ETF (c)	19,497	1,105,285
VA International Small Portfolio (a)	269,370	3,698,449
VA International Value Portfolio (a)	66,081	1,076,466
TOTAL OPEN-END FUNDS (Cost $16,459,284)		21,378,717

SHORT-TERM INVESTMENTS - 10.3%		Value
Investments Purchased with Proceeds from Securities Lending - 9.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (d)	2,005,498	2,005,498

Money Market Funds - 1.0%	Shares
STIT-Government & Agency Portfolio - Class Institutional, 4.24% (e)	215,609	215,609
TOTAL SHORT-TERM INVESTMENTS (Cost $2,221,107)		2,221,107

TOTAL INVESTMENTS - 109.5% (Cost $18,680,391)		23,599,824
Liabilities in Excess of Other Assets - (9.5)%		(2,053,210)
TOTAL NET ASSETS - 100.0%		$21,546,614
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company

(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $1,943,525 which represented 9.0% of net assets.
(d)	The rate shown is as of May 31, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Matson Money International Equity VI Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Open-End Funds	$16,603,802	$–	$–	$16,603,802
Investments Measured at Net Asset Value (a)	–	–	–	4,774,915
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	2,005,498
Money Market Funds	215,609	–	–	215,609
Total Investments (b)	$16,819,411	$–	$–	$23,599,824

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(b)	Please refer to the Portfolio of Investments for further details.